Basis of Preparation - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Cost of sales	€ 161,765	€ 83,437	€ 26,005
Gross profit	28,158	44,944	22,775
General administrative expenses	46,739	40,160	23,160
Selling expenses	9,860	8,026	€ 9,254
Previously Reported
Disclosure of changes in accounting estimates [line items]
Cost of sales		86,378
Gross profit		42,003
General administrative expenses		37,665
Selling expenses		7,580
Change
Disclosure of changes in accounting estimates [line items]
Cost of sales	€ (2,941)	(2,941)
Gross profit		2,941
General administrative expenses		2,495
Selling expenses		€ 446